RESTRUCTURING	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
On April 30, 2019, we announced two initiatives related to the acceleration of our transformation to a Device-to-Cloud IoT solutions company: (i) Consolidation of engineering resources and the transfer of certain functions to lower cost locations resulting in a significant reduction in our engineering team in Issy-Les-Moulineaux, outside of Paris, France; and (ii) outsourcing of a select group of general and administrative transaction-based activities to a global outsourcing partner. Transition activities commenced in the third quarter of 2019 and are substantially completed. During the year ended December 31, 2020, we expensed $0.4 million relating to these two initiatives (2019 - $26.5 million). As at December 31, 2020, outstanding liability of $1.3 million is included in Accounts payable and accrued liabilities. The liability relates to outplacement and training costs where employees have up to 30 months from their termination notices to submit the claim. In addition, during the year ended December 31, 2019, we recorded $1.7 million for severance and other related costs as a result of previous restructuring initiatives.
During the third quarter of 2020, we took the first step to initiate actions to reduce our operating expenses, in conjunction with the expected closing of the sale of our automotive business in the fourth quarter of 2020. We implemented some organizational changes, including consolidation of our engineering resources resulting in a reduction in our engineering team in Hong Kong. These actions are part of our transformation to a Device-to-Cloud IoT solutions company. During the year ended December 31, 2020, approximately 120 employees were impacted, and we recorded $10.2 million for severances and related costs, of which $1.7 million is included in discontinued operations. As at December 31, 2020, the outstanding liability of $4.5 million for this initiative is included in Accounts Payable and accrued liabilities and is expected to be paid by the end of February 2022.
The following table provides the activity in the restructuring liability:

	2020	2019
Balance, beginning of period	$8,655	$2,486
Reclassification from long-term obligations	—	1,617
Expensed - continuing operations	8,740	26,262
Expensed - discontinued operations	1,741	1,898
Disbursements	(13,475)	(23,424)
Foreign exchange	89	(184)
	$5,750	$8,655

Classification:
Accounts payable and accrued liabilities (note 21)	5,750	8,655
	$5,750	$8,655

By restructuring initiative:
April 2019	1,254	8,655
Q3 2020	4,496	—
	$5,750	$8,655